Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues	$ 107,404,766	$ 83,695,885	$ 52,738,077
Cost of revenues	19,738,737	20,352,729	10,570,070
Gross profit	87,666,029	63,343,156	42,168,007
Operating expenses:
General and administrative (including share-based compensation of $2,985,112, $4,533,562 and $6,395,451 for 2013, 2014 and 2015, respectively)	17,993,787	17,592,119	15,210,102
Product development (including share-based compensation of $39,574, $113,292 and $(217,695) for 2013, 2014 and 2015, respectively)	10,738,730	11,147,873	9,032,327
Sales and marketing (including share-based compensation of $10,436 , $52,099 and $(121,723) for 2013, 2014 and 2015, respectively)	46,474,107	43,761,473	30,588,236
Loss from impairment of intangible assets	250,360	1,802,125	0
Loss from impairment of goodwill	0	8,149,525	0
Total operating expenses	75,456,984	82,453,115	54,830,665
Government subsidies	251,828	659,417	11,187
Income (loss) from operations	12,460,873	(18,450,542)	(12,651,471)
Interest income	2,648,026	4,044,288	1,340,563
Interest expense	(514)	(12,311)	(196,458)
Exchange gain (loss), net	(766,162)	(112,672)	556,757
Gain on the interest sold and retained noncontrolling investment	9,999,801
Gain from sales of cost method investment	4,648,302	4,337,736
Gain (loss) from equity method investment	(66,970)		2,773,839
Short-term investment income	216,025	58,451	132,069
Other income (expense), net	(937,431)	18,236	(29,131)
Income (loss) before income tax expense	28,201,950	(10,116,814)	(8,073,832)
Income tax expense	(1,384,262)	(513,914)	(100,058)
Net income (loss)	26,817,688	(10,630,728)	(8,173,890)
Net income (loss)	4,335,272	(3,462,879)	399,238
Net income (loss) attributable to China Finance Online Co. Limited	$ 22,482,416	$ (7,167,849)	$ (8,573,128)
Net income (loss) per share attributable to China Finance Online Co. Limited
Basic (in dollars per share)	$ 0.20	$ (0.07)	$ (0.08)
Diluted (in dollars per share)	$ 0.18	$ (0.07)	$ (0.08)
Weighted average shares used in calculating net income (loss) per share
Basic (in shares)	110,997,871	109,385,712	109,019,513
Diluted (in shares)	125,129,763	109,385,712	109,019,513
Changes in foreign currency translation adjustment	$ (3,467,043)	$ (221,277)	$ 1,195,795
Other comprehensive income (loss), net of tax	(3,467,043)	(221,277)	1,195,795
Comprehensive income (loss)	23,350,645	(10,852,005)	(6,978,095)
Less: net income (loss) attributable to the noncontrolling interest	4,335,272	(3,462,879)	399,238
Comprehensive income (loss) attributable to China Finance Online Co. Limited	$ 19,015,373	$ (7,389,126)	$ (7,377,333)